Note 1 - Description of Plan (Details Textual) - EBP 47-0914596 001 [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Participant Contribution, Pretax, Maximum Annual Compensation to Total Compensation, Percentage	100.00%
EBP, Minimum Age for Voluntary Catchup Contributions	50
EBP, Employer Contribution, Matching Percentage	100.00%
EBP, Employer Contribution, Participant Compensation Matched, Percentage	5.00%
EBP, Note Receivable from Participant, Account, Minimum Borrowing, Amount	$ 1,000
EBP, Note Receivable from Participant, Account, Maximum Borrowing, Amount	$ 50,000
EBP, Note Receivable from Participant, Account, Maximum Borrowing, to Total Account, Percentage	50.00%
EBP, Vested Amount, Payout Threshold	$ 5,000